Document and Entity Information	Oct. 04, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001670541
Document Type	8-K
Document Period End Date	Oct. 04, 2019
Entity Registrant Name	ADIENT PLC
Entity Incorporation, State or Country Code	L2
Entity File Number	001-37757
Entity Tax Identification Number	98-1328821
Entity Address, Address Line One	25-28 North Wall Quay
Entity Address, Address Line Two	IFSC
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	1
Entity Address, Country	IE
City Area Code	734
Local Phone Number	254-5000
Title of 12(b) Security	Ordinary Shares, par value $0.001
Trading Symbol	ADNT
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false